UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04257

Deutsche DWS Variable Series I

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                    as of September 30, 2018 (Unaudited)

DWS Bond VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 57.1%
Communication Services 4.4%
AT&T, Inc., 3-month USD-LIBOR + 1.180%, 3.514% *, 6/12/2024		207,000	207,932
CCO Holdings LLC, 144A, 5.125%, 5/1/2027		330,000	312,675
Charter Communications Operating LLC:
3.75%, 2/15/2028		110,000	101,293
5.375%, 5/1/2047		70,000	66,325
Comcast Corp., 3.55%, 5/1/2028		240,000	229,776
CSC Holdings LLC, 144A, 5.375%, 2/1/2028		200,000	190,500
Empresa Nacional de Telecomunicaciones SA, REG S, 4.75%, 8/1/2026		250,000	236,858
Sprint Communications, Inc., 6.0%, 11/15/2022		250,000	255,000
Viacom, Inc.:
5.875%, 2/28/2057		210,000	205,822
6.25%, 2/28/2057		85,000	83,751
Verizon Communications, Inc., 5.5%, 3/16/2047		60,000	65,698
Vodafone Group PLC, 5.25%, 5/30/2048		98,000	98,391
			2,054,021
Consumer Discretionary 6.3%
Amazon.com, Inc., 4.25%, 8/22/2057		135,000	134,937
BMW U.S. Capital LLC, 144A, 3.75%, 4/12/2028		90,000	88,641
Booking Holdings, Inc., 2.75%, 3/15/2023		105,000	100,617
Expedia Group, Inc., 3.8%, 2/15/2028		100,000	92,171
Ford Motor Co., 5.291%, 12/8/2046		50,000	44,533
General Motors Co., 5.95%, 4/1/2049		100,000	99,327
General Motors Financial Co., Inc.:
3.15%, 6/30/2022		450,000	437,461
4.35%, 4/9/2025		84,000	82,428
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/2024		130,000	125,814
Hilton Worldwide Finance LLC, 4.875%, 4/1/2027		220,000	216,860
Interpublic Group of Companies, Inc., 4.65%, 10/1/2028		40,000	40,060
KFC Holding Co., 144A, 4.75%, 6/1/2027		260,000	249,925
Netflix, Inc., 144A, 5.875%, 11/15/2028		235,000	234,119
Nordstrom, Inc.:
4.0%, 3/15/2027 (b)		85,000	82,450
5.0%, 1/15/2044		135,000	124,495
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		130,000	130,803
Sands China Ltd., 144A, 4.6%, 8/8/2023		200,000	199,960
Toll Brothers Finance Corp., 4.875%, 11/15/2025		80,000	78,600
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		125,000	121,975
VOC Escrow Ltd., 144A, 5.0%, 2/15/2028		95,000	91,299
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044		40,000	38,831
Walmart, Inc., 3.4%, 6/26/2023		175,000	175,762
			2,991,068
Consumer Staples 2.5%
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/1/2046		140,000	141,585
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058		60,000	58,239
Aramark Services, Inc., 144A, 5.0%, 2/1/2028		295,000	289,469
Campbell Soup Co., 4.8%, 3/15/2048		65,000	59,283
General Mills, Inc., 4.7%, 4/17/2048 (b)		29,000	27,820
Keurig Dr Pepper, Inc.:
144A, 4.057%, 5/25/2023		90,000	90,157
144A, 4.597%, 5/25/2028		70,000	70,341
Kraft Heinz Foods Co.:
4.375%, 6/1/2046		130,000	114,816
4.625%, 1/30/2029		90,000	89,850
Molson Coors Brewing Co., 4.2%, 7/15/2046		120,000	106,326
Nestle Holdings, Inc., 144A, 4.0%, 9/24/2048		150,000	146,639
			1,194,525
Energy 7.5%
Andeavor Logistics LP, 5.2%, 12/1/2047		60,000	59,916
Baker Hughes a GE Co., LLC, 4.08%, 12/15/2047		55,000	49,913
Boardwalk Pipelines LP, 4.95%, 12/15/2024		110,000	111,632
Buckeye Partners LP, 4.125%, 12/1/2027		175,000	161,738
Canadian Natural Resources Ltd.:
3.85%, 6/1/2027		125,000	121,734
4.95%, 6/1/2047		80,000	82,967
Cenovus Energy, Inc., 5.4%, 6/15/2047		100,000	100,034
Cheniere Energy Partners LP, 144A, 5.625%, 10/1/2026		310,000	312,232
Chesapeake Energy Corp., 7.0%, 10/1/2024		140,000	140,000
Continental Resources, Inc.:
4.375%, 1/15/2028		40,000	39,701
4.9%, 6/1/2044		90,000	88,872
5.0%, 9/15/2022		48,000	48,696
DCP Midstream Operating LP, 5.375%, 7/15/2025		105,000	106,969
Diamondback Energy, Inc., 144A, 4.75%, 11/1/2024		200,000	200,250
Enbridge, Inc., 3.5%, 6/10/2024		20,000	19,487
Energy Transfer Equity LP, 4.25%, 3/15/2023		350,000	347,812
Energy Transfer Partners LP, 5.95%, 10/1/2043		50,000	51,982
EnLink Midstream Partners LP, 5.45%, 6/1/2047		160,000	139,708
EQT Corp., 3.9%, 10/1/2027		130,000	121,812
EQT Midstream Partners LP, 4.75%, 7/15/2023		180,000	182,661
Hess Corp., 5.8%, 4/1/2047		140,000	147,443
Kinder Morgan Energy Partners LP, 4.7%, 11/1/2042		110,000	103,459
Magnolia Oil & Gas Operating LLC, 144A, 6.0%, 8/1/2026		105,000	104,737
MPLX LP, 3.375%, 3/15/2023		30,000	29,369
Newfield Exploration Co., 5.75%, 1/30/2022		60,000	62,775
Plains All American Pipeline LP:
2.85%, 1/31/2023		165,000	156,779
4.3%, 1/31/2043		95,000	80,739
Range Resources Corp., 5.0%, 3/15/2023		300,000	294,000
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		75,000	71,892
			3,539,309
Financials 15.5%
AerCap Ireland Capital DAC, 3.3%, 1/23/2023		150,000	144,520
Air Lease Corp., 4.625%, 10/1/2028		160,000	157,686
Aircastle Ltd., 4.4%, 9/25/2023		109,000	109,014
Ares Capital Corp.:
3.625%, 1/19/2022		130,000	127,107
3.875%, 1/15/2020		200,000	200,792
ASB Bank Ltd., 144A, 3.75%, 6/14/2023		200,000	198,237
AXA Equitable Holdings, Inc., 144A, 5.0%, 4/20/2048		100,000	93,412
Banco de Credito e Inversiones SA, 144A, 3.5%, 10/12/2027		225,000	205,312
Banco Santander Maxico, 144A, 5.95%, 10/1/2028 (c)		210,000	213,150
Banco Santander SA, 4.379%, 4/12/2028		200,000	189,694
Bank of America Corp., 4.271%, 7/23/2029		150,000	149,819
Barclays PLC, 4.338%, 5/16/2024		200,000	197,578
BNP Paribas SA, 144A, 4.625%, 3/13/2027		300,000	296,122
BOC Aviation Ltd., 144A, 3-month USD-LIBOR + 1.125%, 3.499% *, 9/26/2023		250,000	249,694
BPCE SA, 144A, 4.625%, 9/12/2028		250,000	246,518
Citigroup, Inc.:
3.2%, 10/21/2026		170,000	158,679
3.887%, 1/10/2028		140,000	135,918
Credit Suisse Group AG, 144A, 4.282%, 1/9/2028		250,000	243,146
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		100,000	99,671
Fairfax Financial Holdings Ltd., 144A, 4.85%, 4/17/2028		96,000	94,646
HSBC Holdings PLC:
4.375%, 11/23/2026		200,000	196,570
6.0%, 5/22/2027		225,000	215,831
ING Groep NV, 4.55%, 10/2/2028 (c)		273,000	271,707
Intesa Sanpaolo SpA, 144A, 3.875%, 7/14/2027		150,000	128,011
JPMorgan Chase & Co.:
2.95%, 10/1/2026		140,000	130,155
4.203%, 7/23/2029		135,000	134,599
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		70,000	69,501
Kookmin Bank, 144A, 2.875%, 3/25/2023		200,000	191,369
Legg Mason, Inc., 5.625%, 1/15/2044		100,000	101,154
Manulife Financial Corp., 4.061%, 2/24/2032		200,000	190,585
Morgan Stanley, 3.591%, 7/22/2028		100,000	94,879
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		80,000	83,738
Royal Bank of Scotland Group PLC:
3.498%, 5/15/2023		200,000	193,796
5.076%, 1/27/2030		200,000	199,647
Santander Holdings U.S.A., Inc., 3.7%, 3/28/2022		270,000	266,680
Standard Chartered PLC, 144A, 3.885%, 3/15/2024		5,000	4,886
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		70,000	68,125
The Goldman Sachs Group, Inc.:
3.75%, 2/25/2026		290,000	281,783
3.814%, 4/23/2029		155,000	147,856
Vantiv LLC, 144A, 4.375%, 11/15/2025		200,000	190,000
Wells Fargo Bank NA, 3.55%, 8/14/2023		250,000	248,829
Westpac Banking Corp., 5.0%, 9/21/2027		185,000	164,640
Woori Bank, 144A, 4.5%, 9/27/2021		250,000	243,741
			7,328,797
Health Care 3.0%
AbbVie, Inc.:
4.25%, 11/14/2028		110,000	108,756
4.45%, 5/14/2046		120,000	110,311
4.875%, 11/14/2048		50,000	49,195
Allergan Funding SCS, 4.75%, 3/15/2045		70,000	68,057
Bayer US Finance II LLC, 144A, 4.375%, 12/15/2028		200,000	195,950
CVS Health Corp., 4.78%, 3/25/2038		129,000	128,382
Halfmoon Parent, Inc., 144A, 4.8%, 8/15/2038		116,000	116,325
HCA, Inc.:
5.25%, 6/15/2026		130,000	133,737
5.375%, 9/1/2026		115,000	116,150
Pfizer, Inc., 4.2%, 9/15/2048		90,000	90,337
Stryker Corp.:
3.375%, 11/1/2025		80,000	76,909
4.625%, 3/15/2046		40,000	40,346
Teva Pharmaceutical Finance Netherlands III BV, 6.0%, 4/15/2024		200,000	203,089
			1,437,544
Industrials 2.2%
Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023		167,000	168,800
Boeing Co., 3.625%, 3/1/2048		25,000	23,025
CSX Corp., 4.25%, 11/1/2066		130,000	116,617
Delta Air Lines, Inc., 4.375%, 4/19/2028		154,000	148,784
DP World Crescent Ltd., 144A, 4.848%, 9/26/2028		250,000	247,625
FedEx Corp., 4.05%, 2/15/2048		220,000	199,635
Kansas City Southern, 4.7%, 5/1/2048		80,000	79,591
Union Pacific Corp., 4.5%, 9/10/2048		55,000	56,094
			1,040,171
Information Technology 3.8%
Apple, Inc., 3.45%, 2/9/2045		60,000	53,832
Broadcom Corp.:
3.5%, 1/15/2028		115,000	104,495
3.625%, 1/15/2024		125,000	121,449
Dell International LLC, 144A, 5.875%, 6/15/2021		240,000	247,194
DXC Technology Co., 4.75%, 4/15/2027		190,000	194,486
Fair Isaac Corp., 144A, 5.25%, 5/15/2026		95,000	95,831
Fidelity National Information Services, Inc., 4.25%, 5/15/2028		53,000	53,105
Fiserv, Inc., 4.2%, 10/1/2028		150,000	150,315
Microchip Technology, Inc., 144A, 3.922%, 6/1/2021		97,000	96,432
Refinitiv U.S. Holdings, Inc.:
144A, 6.25%, 5/15/2026 (c)		100,000	100,369
144A, 8.25%, 11/15/2026 (c)		115,000	114,303
Seagate HDD Cayman, 4.25%, 3/1/2022		90,000	89,437
VMware, Inc., 3.9%, 8/21/2027		140,000	132,451
Western Digital Corp., 4.75%, 2/15/2026		245,000	236,933
			1,790,632
Materials 2.6%
Anglo American Capital PLC, 144A, 4.75%, 4/10/2027		230,000	224,224
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022 (b)		110,000	111,144
Celulosa Arauco y Constitucion SA, 5.5%, 11/2/2047		200,000	196,752
Freeport-McMoRan, Inc., 4.55%, 11/14/2024		200,000	194,000
International Flavors & Fragrances, Inc.:
4.45%, 9/26/2028		80,000	80,711
5.0%, 9/26/2048		90,000	90,259
SASOL Financing USA LLC, 5.875%, 3/27/2024		200,000	203,784
Yamana Gold, Inc., 4.95%, 7/15/2024		110,000	108,438
			1,209,312
Real Estate 4.8%
CBL & Associates LP:
(REIT), 5.25%, 12/1/2023 (b)		95,000	80,959
(REIT), 5.95%, 12/15/2026		130,000	107,770
Crown Castle International Corp.:
(REIT), 3.8%, 2/15/2028		50,000	47,418
(REIT), 5.25%, 1/15/2023		135,000	141,529
Government Properties Income Trust:
(REIT), 3.75%, 8/15/2019		60,000	60,224
(REIT), 4.0%, 7/15/2022		125,000	123,573
Hospitality Properties Trust:
(REIT), 3.95%, 1/15/2028		70,000	63,388
(REIT), 5.25%, 2/15/2026		155,000	156,353
Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024		135,000	131,848
MGM Growth Properties Operating Partnership LP, (REIT), 4.5%, 9/1/2026		120,000	113,400
Omega Healthcare Investors, Inc., (REIT), 4.75%, 1/15/2028 (b)		165,000	160,248
Realty Income Corp., (REIT), 3.875%, 4/15/2025		250,000	247,976
SBA Communications Corp.:
(REIT), 4.0%, 10/1/2022		190,000	186,200
(REIT), 4.875%, 9/1/2024		125,000	123,594
Select Income REIT:
(REIT), 4.15%, 2/1/2022		80,000	79,210
(REIT), 4.25%, 5/15/2024		80,000	76,532
WEA Finance LLC, 144A, (REIT), 3.75%, 9/17/2024		200,000	196,975
Welltower, Inc.:
(REIT), 4.0%, 6/1/2025		75,000	73,993
(REIT), 4.25%, 4/15/2028		105,000	103,395
			2,274,585
Utilities 4.5%
Abu Dhabi National Energy Co. PJSC, 144A, 4.375%, 4/23/2025		210,000	209,097
Calpine Corp., 144A, 5.25%, 6/1/2026		235,000	217,669
EDP Finance BV, 144A, 3.625%, 7/15/2024		200,000	190,928
Electricite de France SA:
144A, 4.75%, 10/13/2035		75,000	73,899
144A, 4.875%, 9/21/2038		200,000	195,103
Enel Finance International NV, 144A, 4.25%, 9/14/2023		300,000	296,342
Israel Electric Corp., Ltd.:
144A, REG S, 4.25%, 8/14/2028		290,000	275,140
Series 6, 144A, REG S, 5.0%, 11/12/2024		300,000	304,500
Korea East-West Power Co., Ltd., 144A, 3.875%, 7/19/2023		204,000	203,572
Sempra Energy, 4.0%, 2/1/2048		55,000	49,111
Southern Power Co., Series F, 4.95%, 12/15/2046		87,000	85,675
			2,101,036
Total Corporate Bonds (Cost $27,542,887)			26,961,000
Mortgage-Backed Securities Pass-Throughs 20.2%
Federal Home Loan Mortgage Corp.:
4.0%, 8/1/2039		384,093	389,994
5.5%, with various maturities from 10/1/2023 until 5/1/2041		573,818	618,300
6.5%, 3/1/2026		64,769	68,998
Federal National Mortgage Association:
3.5%, with various maturities from 12/1/2045 until 10/1/2048 (c)		3,189,223	3,146,064
4.0%, 10/1/2048 (c)		1,300,000	1,312,695
12-month USD-LIBOR + 1.750%, 4.5% * , 9/1/2038		27,106	28,341
4.5%, 10/1/2048 (c)		1,900,000	1,959,906
5.0%, 10/1/2033		29,837	31,688
5.5%, with various maturities from 12/1/2032 until 8/1/2037		577,421	623,330
6.0%, with various maturities from 4/1/2024 until 3/1/2025		150,741	162,723
6.5%, with various maturities from 11/1/2024 until 1/1/2036		54,618	59,881
Government National Mortgage Association, 4.0%, 10/1/2048 (c)		1,100,000	1,118,691
Total Mortgage-Backed Securities Pass-Throughs (Cost $9,601,616)			9,520,611
Asset-Backed 8.1%
Automobile Receivables 2.0%
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2015-1A, 144A, 3.96%, 7/20/2021		500,000	495,755
CarMax Auto Owner Trust, "A4", Series 2015-1, 1.83%, 7/15/2020		440,366	439,066
			934,821
Credit Card Receivables 3.1%
Discover Card Execution Note Trust, "A4", Series 2014-A4, 2.12%, 12/15/2021		500,000	497,738
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025		1,000,000	959,873
			1,457,611
Miscellaneous 3.0%
Goldentree Loan Opportunities X Ltd., "AJR", Series 2015-10A, 144A, 3-month USD-LIBOR + 1.450%, 3.641% *, 7/20/2031		433,333	433,329
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		93,406	91,798
Taco Bell Funding LLC, "A2I", Series 2016-1A, 144A, 3.832%, 5/25/2046		733,825	733,795
Wendy's Funding LLC, "A2I", Series 2018-1A, 144A, 3.573%, 3/15/2048		198,500	190,997
			1,449,919
Total Asset-Backed (Cost $3,898,635)			3,842,351
Commercial Mortgage-Backed Securities 4.4%
Bank, "B", Series 2018-BN13, 4.681%, 8/15/2061		500,000	517,135
BXP Trust, "B", Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 3.258% *, 11/15/2034		280,000	279,676
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K043, Interest Only, 0.671% *, 12/25/2024		4,931,612	142,035
"X1", Series K054, Interest Only, 1.316% *, 1/25/2026		1,833,256	129,157
GS Mortgage Securities Corp. II, "B", Series 2018-GS10, 4.374% *, 7/10/2051		500,000	509,511
Morgan Stanley Capital Barclays Bank Trust, 144A, 2.817%, 9/13/2031		500,000	483,866
Total Commercial Mortgage-Backed Securities (Cost $2,066,011)			2,061,380
Collateralized Mortgage Obligations 4.3%
Countrywide Home Loans, "A2", Series 2006-1, 6.0%, 3/25/2036		162,724	136,719
CSFB Mortgage-Backed Pass-Through Certificates, "10A3", Series 2005-10, 6.0%, 11/25/2035		80,657	44,753
Federal Home Loan Mortgage Corp.:
"PI", Series 4485, Interest Only, 3.5%, 6/15/2045		1,649,729	342,463
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		257,628	38,802
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		1,191,163	284,635
Federal National Mortgage Association, "ZL" , Series 2017-55, 3.0%, 10/25/2046		519,082	434,494
Government National Mortgage Association:
"PL", Series 2013-19, 2.5%, 2/20/2043		684,500	605,134
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		257,144	40,985
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		202,297	38,942
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		207,946	8,529
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		59,825	11,547
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		117,348	23,866
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		44,765	7,458
MASTR Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020		10,151	10,305
"8A1", Series 2004-3, 7.0%, 4/25/2034		4,521	4,821
Total Collateralized Mortgage Obligations (Cost $2,072,089)			2,033,453
Government & Agency Obligations 6.1%
Other Government Related (d) 0.7%
Novatek OAO, 144A, 6.604%, 2/3/2021		300,000	312,750
Sovereign Bonds 4.3%
French Republic Government Bond OAT, 144A, REG S, 1.75%, 5/25/2066	EUR	555,287	623,183
Kingdom of Norway, 144A,Series 480, REG S, 2.0%, 4/26/2028	NOK	7,750,000	957,567
Republic of Angola, 144A, 9.375%, 5/8/2048		200,000	211,152
Republic of Argentina, 4.625%, 1/11/2023		75,000	63,375
Republic of South Africa, 6.3%, 6/22/2048		200,000	193,929
			2,049,206
U.S. Treasury Obligation 1.1%
U.S. Treasury Note, 2.875%, 8/15/2028		545,000	536,612
Total Government & Agency Obligations (Cost $2,910,690)			2,898,568
Short-Term U.S. Treasury Obligations 3.8%
U.S. Treasury Bills:
1.835% **, 10/11/2018		1,000,000	999,432
2.372% **, 8/15/2019 (e)		804,000	786,360
Total Short-Term U.S. Treasury Obligations (Cost $1,786,771)			1,785,792
Commercial Paper 4.2%
Catholic Health Initiatives, 2.708% **, 10/10/2018 (Cost $1,998,675)		2,000,000	1,998,538
		Shares	Value ($)
Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (f) (g) (Cost $434,225)		434,225	434,225
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 2.03% (f) (Cost $250,409)		250,409	250,409
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $52,562,008)		109.6	51,786,327
Other Assets and Liabilities, Net		(9.6)	(4,528,454)
Net Assets		100.0	47,257,873

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2018	Value ($) at 9/30/2018
Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (f) (g)
1,394,433	—	960,208 (h)	—	—	6,393	—	434,225	434,225
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 2.03% (f)
1,055,489	—	805,080	—	—	21,981	—	250,409	250,409
2,449,922	—	1,765,288	—	—	28,374	—	684,634	684,634

*	Variable or floating rate security. These securities are shown at their current rate as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2018 amounted to $420,762, which is 0.9% of net assets.
(c)	When-issued, delayed delivery or forward commitment securities included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At September 30, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended September 30, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At September 30, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
10 Year U.S. Treasury Note	USD	12/19/2018	13	1,560,041	1,544,156	(15,885)
U.S. Treasury Long Bond	USD	12/19/2018	11	1,571,398	1,545,500	(25,898)
Ultra 10 Year U.S. Treasury Note	USD	12/19/2018	18	2,298,694	2,268,000	(30,694)
Total net unrealized appreciation						(72,477)

At September 30, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
5 Year U.S. Treasury Note	USD	12/31/2018	12	1,358,695	1,349,719	8,976
Euro-OAT French Government Bond	EUR	12/6/2018	14	2,478,983	2,455,274	23,709
Federal Republic of Germany Euro-Bund	EUR	12/6/2018	6	1,119,824	1,106,179	13,645
Ultra Long U.S. Treasury Bond	USD	12/19/2018	11	1,745,968	1,697,094	48,874
Total net unrealized appreciation						95,204

As of September 30, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	522,000	USD	615,211	10/18/2018	8,267	HSBC Holdings PLC
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
NOK	7,755,000	USD	951,996	10/29/2018	(2,001)	Danske Bank AS

Currency Abbreviations
EUR	Euro
NOK	Norwegian Krone
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$26,961,000	$—	$26,961,000
Mortgage-Backed Securities Pass-Throughs	—	9,520,611	—	9,520,611
Asset-Backed	—	3,842,351	—	3,842,351
Commercial Mortgage-Backed Securities	—	2,061,380	—	2,061,380
Collateralized Mortgage Obligations	—	2,033,453	—	2,033,453
Government & Agency Obligations	—	2,898,568	—	2,898,568
Short-Term U.S. Treasury Obligations	—	1,785,792	—	1,785,792
Commercial Paper	—	1,998,538	—	1,998,538
Short-Term Investments (i)	684,634	—	—	684,634
Derivatives (j)
Futures Contracts	95,204	—	—	95,204
Forward Foreign Currency Contracts	—	8,267	—	8,267
Total	$779,838	$51,109,960	$—	$51,889,798
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Futures Contracts	$(72,477)	$—	$—	$(72,477)
Forward Foreign Currency Contracts	—	(2,001)	—	(2,001)
Total	$(72,477)	$(2,001)	$—	$(74,478)

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ 6,266
Interest Rate Contracts	$ 22,727	$ —

Investment Portfolio                                                  as of September 30, 2018 (Unaudited)

DWS Capital Growth VIP

	Shares	Value ($)
Common Stocks 96.2%
Communication Services 14.2%
Entertainment 7.0%
Activision Blizzard, Inc.	218,575	18,183,254
Live Nation Entertainment, Inc.*	85,736	4,670,040
Netflix, Inc.*	25,967	9,715,034
Spotify Technology SA*	77,211	13,962,065
Walt Disney Co.	131,267	15,350,363
		61,880,756
Interactive Media & Services 5.6%
Alphabet, Inc. "A"*	17,959	21,677,949
Alphabet, Inc. "C"*	16,506	19,699,416
Facebook, Inc. "A"*	49,532	8,146,033
		49,523,398
Wireless Telecommunication Services 1.6%
T-Mobile U.S., Inc.*	200,615	14,079,161
Consumer Discretionary 13.8%
Hotels, Restaurants & Leisure 2.2%
Las Vegas Sands Corp.	74,365	4,412,075
McDonald's Corp.	90,048	15,064,130
		19,476,205
Internet & Direct Marketing Retail 5.3%
Amazon.com, Inc.*	23,208	46,485,624
Multiline Retail 1.0%
Dollar General Corp.	79,443	8,683,120
Specialty Retail 4.7%
Burlington Stores, Inc.*	58,773	9,575,297
CarMax, Inc.*	117,668	8,786,269
Home Depot, Inc.	113,064	23,421,208
		41,782,774
Textiles, Apparel & Luxury Goods 0.6%
Carter's, Inc.	50,924	5,021,107
Consumer Staples 3.1%
Food & Staples Retailing 1.1%
Costco Wholesale Corp.	40,435	9,497,373
Food Products 1.2%
Mondelez International, Inc. "A"	253,680	10,898,093
Personal Products 0.8%
Estee Lauder Companies, Inc. "A"	49,551	7,200,751
Energy 0.7%
Oil, Gas & Consumable Fuels
Concho Resources, Inc.*	41,969	6,410,765
Financials 6.8%
Banks 1.5%
SVB Financial Group*	42,611	13,244,777
Capital Markets 2.4%
Intercontinental Exchange, Inc.	174,503	13,068,530
The Charles Schwab Corp.	171,155	8,412,268
		21,480,798
Insurance 2.9%
Progressive Corp.	355,732	25,271,201
Health Care 13.5%
Biotechnology 4.4%
Alexion Pharmaceuticals, Inc.*	72,119	10,025,262
Biogen., Inc.*	19,983	7,060,194
BioMarin Pharmaceutical, Inc.*	47,653	4,620,911
Celgene Corp.*	83,981	7,515,460
Exact Sciences Corp.*	40,487	3,195,234
Shire PLC (ADR)	34,869	6,320,704
		38,737,765
Health Care Equipment & Supplies 4.9%
Becton, Dickinson & Co.	96,740	25,249,140
Danaher Corp.	101,296	11,006,823
The Cooper Companies, Inc.	25,511	7,070,374
		43,326,337
Life Sciences Tools & Services 2.4%
Thermo Fisher Scientific, Inc.	89,446	21,831,979
Pharmaceuticals 1.8%
Bristol-Myers Squibb Co.	60,658	3,765,649
Zoetis, Inc.	130,772	11,973,484
		15,739,133
Industrials 10.4%
Aerospace & Defense 3.5%
Boeing Co.	60,107	22,353,793
TransDigm Group, Inc.*	23,263	8,660,815
		31,014,608
Electrical Equipment 1.5%
AMETEK, Inc.	165,443	13,089,850
Industrial Conglomerates 1.3%
Roper Technologies, Inc.	38,541	11,416,230
Machinery 1.0%
Parker-Hannifin Corp.	48,303	8,884,371
Professional Services 2.1%
TransUnion	89,135	6,558,553
Verisk Analytics, Inc.*	99,809	12,031,975
		18,590,528
Road & Rail 1.0%
Norfolk Southern Corp.	48,895	8,825,548
Information Technology 31.4%
IT Services 8.1%
Cognizant Technology Solutions Corp. "A"	150,227	11,590,013
Fidelity National Information Services, Inc.	93,696	10,219,423
FleetCor Technologies, Inc.*	29,226	6,658,852
Global Payments, Inc.	89,747	11,433,768
Visa, Inc. "A"	211,529	31,748,387
		71,650,443
Semiconductors & Semiconductor Equipment 3.0%
Analog Devices, Inc.	85,293	7,886,191
NVIDIA Corp.	66,499	18,687,549
		26,573,740
Software 13.6%
2U, Inc.*	70,347	5,289,391
Adobe Systems, Inc.*	65,393	17,652,840
Intuit, Inc.	48,264	10,975,234
Microsoft Corp.	483,363	55,282,226
salesforce.com, Inc.*	107,537	17,101,609
ServiceNow, Inc.*	33,869	6,625,793
Synopsys, Inc.*	69,040	6,808,034
		119,735,127
Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc.	242,758	54,800,191
Pure Storage, Inc. "A"*	180,873	4,693,654
		59,493,845
Materials 0.6%
Construction Materials
Vulcan Materials Co.	47,537	5,286,115
Real Estate 1.7%
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	76,800	8,638,464
Prologis, Inc.	95,608	6,481,266
		15,119,730
Total Common Stocks (Cost $424,794,927)		850,251,252
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (a) (b) (Cost $276,658)	276,658	276,658
Cash Equivalents 2.5%
DWS Central Cash Management Government Fund, 2.03% (a) (Cost $21,825,721)	21,825,721	21,825,721
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $446,897,306)	98.7	872,353,631
Other Assets and Liabilities, Net (c)	1.3	11,722,571
Net Assets	100.0	884,076,202

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2018	Value ($) at 9/30/2018
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (a) (b)
4,867,950	—	4,591,292(d)	—	—	1,334	—	276,658	276,658
Cash Equivalents 2.5%
DWS Central Cash Management Government Fund, 2.03% (a)
11,650,299	134,479,116	124,303,694	—	—	144,759	—	21,825,721	21,825,721
16,518,249	134,479,116	128,894,986	—	—	146,093	—	22,102,379	22,102,379

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	“Other Assets and Liabilities, Net" includes pending sales that are on loan. The value of securities loaned at September 30, 2018 amounted to $271,036 which i s 0.0% of net assets.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended September 30, 2018.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$850,251,252	$—	$—	$850,251,252
Short-Term Investments	22,102,379	—	—	22,102,379
Total	$872,353,631	$—	$—	$872,353,631

(e)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                  as of September 30, 2018 (Unaudited)

DWS Core Equity VIP

	Shares	Value ($)
Common Stocks 99.0%
Communication Services 9.5%
Diversified Telecommunication Services 0.2%
Zayo Group Holdings, Inc.*	7,192	249,706
Entertainment 1.2%
Live Nation Entertainment, Inc.*	25,571	1,392,852
Interactive Media & Services 4.5%
Alphabet, Inc. "A"*	1,603	1,934,949
Alphabet, Inc. "C"*	1,657	1,977,580
Facebook, Inc. "A"*	7,063	1,161,581
		5,074,110
Media 2.0%
Comcast Corp. "A"	12,586	445,670
Omnicom Group, Inc.	27,137	1,845,859
		2,291,529
Wireless Telecommunication Services 1.6%
T-Mobile U.S., Inc.*	25,130	1,763,624
Consumer Discretionary 9.0%
Hotels, Restaurants & Leisure 1.5%
Hyatt Hotels Corp. "A"	10,191	811,102
Yum! Brands, Inc.	10,074	915,827
		1,726,929
Internet & Direct Marketing Retail 4.6%
Amazon.com, Inc.*	2,621	5,249,863
Multiline Retail 0.6%
Macy's, Inc.	20,404	708,631
Specialty Retail 1.0%
Best Buy Co., Inc.	13,418	1,064,852
Textiles, Apparel & Luxury Goods 1.3%
NIKE, Inc. "B"	16,866	1,428,888
Consumer Staples 5.6%
Beverages 2.2%
PepsiCo, Inc.	21,989	2,458,370
Food & Staples Retailing 2.6%
Costco Wholesale Corp.	2,648	621,962
Kroger Co.	19,416	565,200
Sprouts Farmers Market, Inc.*	10,861	297,700
Sysco Corp.	13,687	1,002,573
U.S. Foods Holding Corp.*	13,671	421,340
		2,908,775
Food Products 0.6%
Conagra Brands, Inc.	19,484	661,872
Personal Products 0.2%
Coty, Inc. "A"	22,984	288,679
Energy 5.3%
Energy Equipment & Services 0.8%
Transocean Ltd.*	23,169	323,208
Weatherford International PLC*	230,796	625,457
		948,665
Oil, Gas & Consumable Fuels 4.5%
Continental Resources., Inc.*	9,200	628,176
Devon Energy Corp.	9,337	372,920
EOG Resources., Inc.	4,480	571,514
Laredo Petroleum, Inc.*	60,476	494,089
Newfield Exploration Co.*	73,800	2,127,654
ONEOK, Inc.	13,207	895,302
		5,089,655
Financials 13.9%
Banks 5.4%
Bank OZK	10,307	391,254
Citigroup, Inc.	21,068	1,511,418
JPMorgan Chase & Co.	4,889	551,675
Popular, Inc.	32,779	1,679,924
U.S. Bancorp.	38,103	2,012,219
		6,146,490
Capital Markets 6.1%
Ares Capital Corp.	65,534	1,126,529
CME Group, Inc.	9,950	1,693,589
Franklin Resources., Inc.	16,751	509,398
Intercontinental Exchange, Inc.	7,355	550,816
LPL Financial Holdings, Inc.	16,927	1,091,961
State Street Corp.	12,242	1,025,635
TD Ameritrade Holding Corp.	8,211	433,787
The Goldman Sachs Group., Inc.	2,379	533,467
		6,965,182
Insurance 2.4%
Chubb Ltd.	10,189	1,361,658
MetLife, Inc.	27,943	1,305,497
		2,667,155
Health Care 14.6%
Biotechnology 6.3%
AbbVie, Inc.	20,226	1,912,975
Amgen, Inc.	9,359	1,940,027
Biogen., Inc.*	1,634	577,309
Celgene Corp.*	17,129	1,532,874
Gilead Sciences, Inc.	14,850	1,146,569
		7,109,754
Health Care Equipment & Supplies 2.9%
Becton, Dickinson & Co.	6,198	1,617,678
Boston Scientific Corp.*	36,232	1,394,932
Hill-Rom Holdings, Inc.	3,351	316,334
		3,328,944
Health Care Providers & Services 2.4%
Cigna Corp.	7,832	1,631,014
CVS Health Corp.	6,000	472,320
McKesson Corp.	4,445	589,629
		2,692,963
Pharmaceuticals 3.0%
Eli Lilly & Co.	6,223	667,790
Merck & Co., Inc.	16,082	1,140,857
Pfizer, Inc.	37,041	1,632,397
		3,441,044
Industrials 9.2%
Aerospace & Defense 2.4%
Boeing Co.	7,164	2,664,292
Electrical Equipment 0.3%
AMETEK, Inc.	4,418	349,552
Industrial Conglomerates 2.5%
Honeywell International, Inc.	7,550	1,256,320
Roper Technologies, Inc.	5,455	1,615,826
		2,872,146
Machinery 1.7%
Ingersoll-Rand PLC	8,635	883,360
Parker-Hannifin Corp.	5,706	1,049,505
		1,932,865
Road & Rail 1.9%
Norfolk Southern Corp.	11,892	2,146,506
Trading Companies & Distributors 0.4%
WESCO International, Inc.*	6,972	428,429
Information Technology 23.7%
IT Services 6.2%
Conduent, Inc.*	75,084	1,690,892
Gartner, Inc.*	8,714	1,381,169
Leidos Holdings, Inc.	9,635	666,356
PayPal Holdings, Inc.*	2,315	203,349
Visa, Inc. "A"	20,308	3,048,028
		6,989,794
Semiconductors & Semiconductor Equipment 5.0%
Applied Materials, Inc.	13,526	522,780
Intel Corp.	32,581	1,540,755
NVIDIA Corp.	5,298	1,488,844
QUALCOMM., Inc.	16,492	1,187,919
Teradyne, Inc.	25,057	926,608
		5,666,906
Software 6.0%
Microsoft Corp.	54,075	6,184,558
Oracle Corp.	11,693	602,891
		6,787,449
Technology Hardware, Storage & Peripherals 6.5%
Apple, Inc.	28,180	6,361,353
Hewlett Packard Enterprise Co.	58,806	959,126
		7,320,479
Materials 2.6%
Chemicals 0.7%
Albemarle Corp. (a)	7,541	752,441
Containers & Packaging 0.2%
Graphic Packaging Holding Co.	18,277	256,061
Metals & Mining 1.7%
Freeport-McMoRan, Inc.	136,490	1,899,941
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	6,137	1,111,717
Digital Realty Trust, Inc.	10,241	1,151,908
Prologis, Inc.	15,461	1,048,101
		3,311,726
Utilities 2.7%
Electric Utilities 1.3%
NextEra Energy, Inc.	8,987	1,506,221
Multi-Utilities 0.6%
CenterPoint Energy, Inc.	24,597	680,107
Water Utilities 0.8%
American Water Works Co., Inc.	10,019	881,372
Total Common Stocks (Cost $77,306,686)		112,104,819
Exchange-Traded Fund 0.2%
Vanguard S&P 500 ETF (Cost $246,875)	1,066	284,675
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (b) (c) (Cost $776,620)	776,620	776,620
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 2.03% (b) (Cost $763,295)	763,295	763,295
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $79,093,476)	100.6	113,929,409
Other Assets and Liabilities, Net	(0.6)	(721,763)
Net Assets	100.0	113,207,646

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2018	Value ($) at 9/30/2018
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (b) (c)
151,800	624,820 (d)	—	—	—	106	—	776,620	776,620
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 2.03% (b)
1,008,753	7,477,248	7,722,706	—	—	7,885	—	763,295	763,295
1,160,553	8,102,068	7,722,706	—	—	7,991	—	1,539,915	1,539,915

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2018 amounted to $752,341, which is 0.7% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended September 30, 2018.
S&P: Standard & Poor's

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$112,104,819	$—	$—	$112,104,819
Exchange-Traded Fund	284,675	—	—	284,675
Short-Term Investments	1,539,915	—	—	1,539,915
Total	$113,929,409	$—	$—	$113,929,409

(e)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                  as of September 30, 2018 (Unaudited)

DWS Global Small Cap VIP

	Shares	Value ($)
Common Stocks 92.6%
Austria 1.5%
Lenzing AG	4,293	448,844
Wienerberger AG	31,646	791,436
(Cost $1,466,774)		1,240,280
Bermuda 0.9%
Lazard Ltd. "A" (Cost $370,795)	16,265	782,834
Brazil 0.5%
Construtora Tenda SA* (Cost $450,691)	64,472	423,050
Canada 2.6%
First Quantum Minerals Ltd.	30,320	345,300
Linamar Corp.	10,135	466,948
Quebecor, Inc. "B"	40,906	820,242
SunOpta, Inc.*	77,771	571,617
(Cost $1,952,188)		2,204,107
France 3.0%
Altran Technologies SA	66,543	577,130
Biom'Up SACA*	24,600	245,318
SMCP SA 144A*	27,607	769,275
SPIE SA (a)	33,790	672,435
Synergie SA	6,511	245,687
(Cost $3,171,827)		2,509,845
Germany 3.1%
Deutz AG	100,599	895,860
PATRIZIA Immobilien AG	48,753	936,242
United Internet AG (Registered)	16,617	786,197
(Cost $1,395,166)		2,618,299
Hong Kong 1.5%
Techtronic Industries Co., Ltd. (Cost $237,536)	193,041	1,232,961
India 1.0%
WNS Holdings Ltd. (ADR)* (Cost $482,259)	17,279	876,909
Ireland 1.4%
Avadel Pharmaceuticals PLC (ADR)*	44,296	194,460
Dalata Hotel Group PLC	82,826	658,731
Ryanair Holdings PLC*	21,445	326,671
(Cost $926,806)		1,179,862
Italy 2.9%
Buzzi Unicem SpA	37,353	775,433
Cerved Group SpA	79,900	861,350
Moncler SpA	19,233	828,461
(Cost $2,127,115)		2,465,244
Japan 9.0%
Ai Holdings Corp.	31,017	718,507
Anicom Holdings, Inc.	22,900	757,824
BML, Inc.	20,700	630,364
Coca-Cola Bottlers Japan Holdings, Inc.	22,800	610,034
Daikyonishikawa Corp.	53,400	617,094
Kura Corp.	4,300	279,300
Kusuri No Aoki Holdings Co., Ltd.	11,258	896,716
Optex Group Co., Ltd.	16,800	332,392
Syuppin Co., Ltd. (a)	47,300	573,245
Topcon Corp.	24,100	439,917
UT Group Co., Ltd.*	24,024	857,396
Zenkoku Hosho Co., Ltd.	20,300	812,036
(Cost $4,746,702)		7,524,825
Korea 0.9%
i-SENS, Inc.	17,084	341,911
Vieworks Co., Ltd.	14,330	411,459
(Cost $1,321,658)		753,370
Luxembourg 1.0%
B&M European Value Retail SA (Cost $764,904)	164,952	831,614
Spain 1.5%
Talgo SA 144A*	155,251	821,058
Telepizza Group SA 144A	73,497	435,202
(Cost $1,318,375)		1,256,260
Sweden 0.9%
Nobina AB 144A (Cost $420,821)	100,518	719,327
Switzerland 1.6%
Transocean Ltd.* (Cost $1,018,461)	93,674	1,306,752
United Kingdom 4.2%
accesso Technology Group PLC*	14,761	563,717
Arrow Global Group PLC	86,848	261,487
Clinigen Healthcare Ltd.*	29,896	329,461
Domino's Pizza Group PLC	96,786	352,465
Electrocomponents PLC	119,715	1,120,655
Scapa Group PLC	148,645	873,398
(Cost $2,013,703)		3,501,183
United States 55.1%
Advanced Disposal Services, Inc.*	28,244	764,847
Affiliated Managers Group, Inc.	5,328	728,444
Amicus Therapeutics, Inc.*	18,646	225,430
Anixter International, Inc.*	8,374	588,692
Arena Pharmaceuticals, Inc.*	8,596	395,588
athenahealth, Inc.*	3,381	451,702
Belden, Inc.	9,073	647,903
BioScrip, Inc.*	118,049	365,952
Blucora, Inc.*	12,163	489,561
Cardiovascular Systems, Inc.*	32,056	1,254,672
Casey's General Stores, Inc.	6,479	836,504
Contango Oil & Gas Co.*	121,886	753,255
Cypress Semiconductor Corp.	47,291	685,246
Del Taco Restaurants, Inc.*	40,513	478,458
Dolby Laboratories, Inc. "A"	9,146	639,946
Dril-Quip, Inc.*	19,440	1,015,740
Ducommun, Inc.*	28,526	1,165,002
Eagle Bancorp., Inc.*	9,200	465,520
Envestnet, Inc.*	7,700	469,315
FCB Financial Holdings, Inc. "A"*	18,970	899,178
Five9, Inc.*	21,001	917,534
Fox Factory Holding Corp.*	16,286	1,140,834
Green Dot Corp. "A"*	5,340	474,299
H&E Equipment Services, Inc.	13,547	511,806
Heron Therapeutics, Inc.*	28,428	899,746
Hillenbrand, Inc.	9,300	486,390
Hyster-Yale Materials Handling, Inc.	7,996	491,994
Inphi Corp.*	13,565	515,199
ITT, Inc.	12,457	763,116
Jack in the Box, Inc.	4,906	411,270
Jefferies Financial Group, Inc.	25,633	562,901
Kennametal, Inc.	20,722	902,650
KMG Chemicals, Inc.	17,196	1,299,330
Lumentum Holdings, Inc.* (a)	10,194	611,130
Mistras Group, Inc.*	19,387	420,116
Molina Healthcare, Inc.*	7,631	1,134,730
National Storage Affiliates Trust (REIT)	32,175	818,532
Neurocrine Biosciences, Inc.*	10,230	1,257,778
Oil States International, Inc.*	35,603	1,182,020
Pacira Pharmaceuticals, Inc.*	11,608	570,533
Penn Virginia Corp.*	5,265	424,043
Providence Service Corp.*	14,314	963,046
QAD, Inc. "A"	13,869	785,679
Retrophin, Inc.*	48,274	1,386,912
Rush Enterprises, Inc. "A"	37,581	1,477,309
Samsonite International SA 144A*	162,600	602,349
SEACOR Marine Holdings, Inc.*	36,767	832,037
Shutterfly, Inc.*	9,818	646,908
Sinclair Broadcast Group, Inc. "A"	13,482	382,215
South State Corp.	11,750	963,500
Super Micro Computer, Inc.*	19,719	406,409
Tailored Brands, Inc.	24,493	616,979
Tenneco, Inc.	7,869	331,600
Thermon Group Holdings, Inc.*	36,596	943,445
Titan Machinery, Inc.*	49,205	761,939
TopBuild Corp.*	5,261	298,930
Trinseo SA	9,996	782,687
TriState Capital Holdings, Inc.*	24,568	678,077
UniFirst Corp.	5,646	980,428
Varonis Systems, Inc.*	11,265	825,161
WEX, Inc.*	5,149	1,033,713
Whiting Petroleum Corp.*	15,559	825,249
Zions Bancorp.	9,941	498,541
(Cost $34,382,240)		46,140,019
Total Common Stocks (Cost $58,568,021)		77,566,741
Convertible Preferred Stock 0.4%
United States
Providence Service Corp. (b) (Cost $196,900)	1,969	332,182
Preferred Stocks 0.5%
Brazil
Randon SA Implementos e Participacoes (Cost $694,203)	261,457	405,274
Warrants 0.0%
France
Parrot SA, Expiration Date 12/15/2022* (b)	13,230	713
Parrot SA, Expiration Date 12/22/2022* (b)	13,230	786
Total Warrants (Cost $0)		1,499
Securities Lending Collateral 2.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (c) (d) (Cost $1,734,414)	1,734,414	1,734,414
Cash Equivalents 6.3%
DWS Central Cash Management Government Fund, 2.03% (c) (Cost $5,236,002)	5,236,002	5,236,002
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $66,429,540)	101.9	85,276,112
Other Assets and Liabilities, Net	(1.9)	(1,552,254)
Net Assets	100.0	83,723,858

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2018	Value ($) at 9/30/2018
Securities Lending Collateral 2.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (c) (d)
2,980,179	—	1,245,765 (e)	—	—	19,668	—	1,734,414	1,734,414
Cash Equivalents 6.3%
DWS Central Cash Management Government Fund, 2.03% (c)
1,563,917	15,444,866	11,772,781	—	—	41,719	—	5,236,002	5,236,002
4,544,096	15,444,866	13,018,546	—	—	61,387	—	6,970,416	6,970,416

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2018 amounted to $1,669,809, which is 2.0% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended September 30, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At September 30, 2018 the DWS Global Small Cap VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents & Securities Lending Collateral
Industrials	14,612,750	19%
Information Technology	12,756,653	16%
Consumer Discretionary	11,995,674	15%
Health Care	11,391,244	15%
Financials	9,235,552	12%
Energy	6,339,096	8%
Materials	5,316,428	7%
Consumer Staples	2,914,871	4%
Communication Services	1,988,654	2%
Real Estate	1,754,774	2%
Total	78,305,696	100%
Sector diversification is subject to change.

 Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$1,240,280	$—	$—	$1,240,280
Bermuda	782,834	—	—	782,834
Brazil	423,050	—	—	423,050
Canada	2,204,107	—	—	2,204,107
France	2,509,845	—	—	2,509,845
Germany	2,618,299	—	—	2,618,299
Hong Kong	1,232,961	—	—	1,232,961
India	876,909	—	—	876,909
Ireland	1,179,862	—	—	1,179,862
Italy	2,465,244	—	—	2,465,244
Japan	7,524,825	—	—	7,524,825
Korea	753,370	—	—	753,370
Luxembourg	831,614	—	—	831,614
Spain	1,256,260	—	—	1,256,260
Sweden	719,327	—	—	719,327
Switzerland	1,306,752	—	—	1,306,752
United Kingdom	3,501,183	—	—	3,501,183
United States	46,140,019	—	—	46,140,019
Convertible Preferred Stock	—	—	332,182	332,182
Preferred Stocks	405,274	—	—	405,274
Warrants	—	—	1,499	1,499
Short-Term Investments (f)	6,970,416	—	—	6,970,416
Total	$84,942,431	$—	$333,681	$85,276,112

(f)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                  as of September 30, 2018 (Unaudited)

DWS CROCI® International VIP

	Shares	Value ($)
Common Stocks 97.4%
Belgium 4.3%
Solvay SA	13,112	1,758,337
UCB SA	20,081	1,804,585
(Cost $3,620,360)		3,562,922
Finland 2.0%
Nokian Renkaat Oyj (Cost $1,971,478)	40,206	1,647,379
France 10.2%
Arkema SA	13,806	1,710,344
Cie Generale des Etablissements Michelin	13,356	1,596,444
Danone SA	22,024	1,705,584
Pernod Ricard SA	10,404	1,706,843
Sanofi	19,660	1,747,578
(Cost $7,747,861)		8,466,793
Germany 13.1%
BASF SE	17,243	1,532,531
Bayer AG (Registered)	15,492	1,376,185
Beiersdorf AG	14,568	1,643,720
Continental AG	7,413	1,290,600
Daimler AG (Registered)	24,862	1,568,869
Deutsche Post AG (Registered)	49,993	1,782,543
Merck KGaA	16,722	1,727,943
(Cost $12,395,506)		10,922,391
Hong Kong 8.0%
CLP Holdings Ltd.	149,149	1,746,154
HK Electric Investments & HK Electric Investments Ltd. "SS", 144A, (Units)	1,654,500	1,669,643
Hong Kong & China Gas Co., Ltd.	817,095	1,622,009
MTR Corp., Ltd.	309,500	1,628,875
(Cost $5,423,595)		6,666,681
Japan 24.2%
Bridgestone Corp.	44,308	1,674,126
Central Japan Railway Co.	8,100	1,686,728
Honda Motor Co., Ltd.	56,100	1,698,010
ITOCHU Corp.	94,400	1,728,146
Japan Tobacco, Inc.	62,200	1,623,704
Mazda Motor Corp.	136,900	1,643,475
Nissan Motor Co., Ltd.	180,400	1,688,571
Sekisui House Ltd.	96,800	1,476,025
Subaru Corp.	58,100	1,779,511
Sumitomo Electric Industries Ltd.	110,100	1,726,793
Toyota Industries Corp.	30,600	1,809,822
Toyota Motor Corp.	25,500	1,592,347
(Cost $20,476,494)		20,127,258
Netherlands 3.8%
Koninklijke DSM NV	15,942	1,688,804
Randstad NV	27,151	1,449,459
(Cost $2,705,598)		3,138,263
Singapore 3.7%
Singapore Airlines Ltd.	209,441	1,492,231
Singapore Telecommunications Ltd.	690,000	1,630,299
(Cost $3,630,769)		3,122,530
Switzerland 12.3%
Adecco Group AG (Registered)	28,060	1,473,622
Ferguson PLC	20,853	1,770,764
Nestle SA (Registered)	20,911	1,743,365
Novartis AG (Registered)	20,461	1,759,638
Roche Holding AG (Genusschein)	7,133	1,728,012
Schindler Holding AG	7,191	1,792,254
(Cost $9,654,239)		10,267,655
United Kingdom 15.8%
Barratt Developments PLC	242,470	1,791,921
Bunzl PLC	56,716	1,783,778
GlaxoSmithKline PLC	80,854	1,619,559
International Consolidated Airlines Group SA	191,347	1,646,550
National Grid PLC	157,289	1,622,453
Persimmon PLC	51,734	1,594,722
SSE PLC	95,573	1,427,571
Taylor Wimpey PLC	734,166	1,643,975
(Cost $13,731,800)		13,130,529
Total Common Stocks (Cost $81,357,700)		81,052,401
Preferred Stocks 1.9%
Germany
Henkel AG & Co. KGaA (Cost $1,659,795)	13,571	1,592,206
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 2.03% (a) (Cost $271,413)	271,413	271,413
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $83,288,908)	99.6	82,916,020
Other Assets and Liabilities, Net	0.4	357,594
Net Assets	100.0	83,273,614

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2018	Value ($) at 9/30/2018
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.89% (a) (b)
—	— (c)	—	—	—	11,558	—	—	—
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 2.03% (a)
729,063	7,023,092	7,480,742	—	—	6,370	—	271,413	271,413
729,603	7,023,092	7,480,742	—	—	17,928	—	271,413	271,413

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended September 30, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At September 30, 2018 the DWS CROCI® International VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents
Consumer Discretionary	26,222,590	32%
Industrials	18,234,950	22%
Health Care	11,763,500	14%
Consumer Staples	10,015,422	12%
Utilities	8,087,830	10%
Materials	6,690,016	8%
Communication Services	1,630,299	2%
Total	82,644,607	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$3,562,922	$—	$—	$3,562,922
Finland	1,647,379	—	—	1,647,379
France	8,466,793	—	—	8,466,793
Germany	10,922,391	—	—	10,922,391
Hong Kong	6,666,681	—	—	6,666,681
Japan	20,127,258	—	—	20,127,258
Netherlands	3,138,263	—	—	3,138,263
Singapore	3,122,530	—	—	3,122,530
Switzerland	10,267,655	—	—	10,267,655
United Kingdom	13,130,529	—	—	13,130,529
Preferred Stock	1,592,206	—	—	1,592,206
Short-Term Investments	271,413	—	—	271,413
Total	$82,916,020	$—	$—	$82,916,020

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche DWS Variable Series I

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/23/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	11/23/2018